RELATED PARTY TRANSACTION (Details Narrative) - Mr Zhi Yang [Member]	1 Months Ended
Oct. 22, 2022 USD ($) shares
Related Party Transaction [Line Items]
Common Stock, Shares Subscribed but Unissued	12,000,000
Stock Repurchased and Retired During Period, Value | $	$ 30,000
Stock Repurchased and Retired During Period, Shares	12,000,000
Date of payment	Feb. 05, 2024